Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of post-employment benefits [Abstract]
Pre-tax costs for post-employment benefits [Text block]
Philips Group
Pre-tax costs for post-employment benefits
in millions of EUR
2015 - 2017
	2015	2016	2017
Defined-benefit plans	566	58	95
included in Income from operations	467	(19) [1] )	32
included in Financial expense	70	48	37
included in Discontinued operations	29	29	26
Defined-contribution plans	299	392	397
included in Income from operations	240	299	315
included in Discontinued operations	59	93	82
Post-employment benefits costs	865	450	492
1) The net income mainly relates to the settlement of the pension related legal claim in the UK.

Disclosure of net defined benefit obligations [Text block]
Philips Group
Defined-benefit obligations
in millions of EUR
2016 - 2017
	2016	2017

Balance as of January 1	4,757	4,987
Service cost	44	34
Interest cost	189	126
Employee contributions	5	4
Actuarial (gains) / losses
demographic assumptions	(45)	(14)
financial assumptions	208	75
experience adjustment	(7)	(15)
(Negative) past service cost	(8)	1
Settlements	(85)	(348)
Benefits paid from plan	(239)	(172)
Benefits paid directly by employer	(76)	(52)
Transfer to Liabilities directly associated with assets held for sale [1] )		(1,210)
Translation differences and other	244	(307)
Balance as of December 31	4,987	3,109

Present value of funded obligations at December 31	3,850	2,476
Present value of unfunded obligations at December 31	1,137	633
1)The amount presented under ‘Transfer to Liabilities directly associated with assets held for sale’ in 2017 relates to Lighting.

Disclosure of net defined benefit plan assets [Text block]
Philips Group
Plan assets
in millions of EUR
2016 - 2017
	2016	2017

Balance as of January 1	2,710	3,095
Interest income on plan assets	137	87
Admin expenses paid	(3)	(2)
Return on plan assets excluding interest income	41	70
Employee contributions	5	4
Employer contributions	246	263
Settlements	(33)	(348)
Benefits paid from plan	(239)	(172)
Transfer to Liabilities directly associated with assets held for sale [1] )		(642)
Translation differences and other	231	(218)
Balance as of December 31	3,095	2,137

Funded status	(1,892)	(972)
Unrecognized net assets	(105)
Net balance sheet position	(1,997)	(972)
1)The amount presented under ‘Transfer to Liabilities directly associated with assets held for sale’ in 2017 relates to Lighting.

Changes in the effect of the asset ceiling [Text block]
Philips Group
Changes in the effect of the asset ceiling
in millions of EUR
2016 - 2017
	2016	2017
Balance as of January 1	90	105
Interest on unrecognized assets	14	4
Remeasurements	(21)	(100)
Translation differences	22	(9)
Balance as of December 31	105

Plan assets allocation [Text block]
Philips Group
Plan assets allocation
in millions of EUR
2016 - 2017
	2016	2017
Assets quoted in active markets
Debt securities	1,085	1,142
Equity securities	91	69
Other	126	137

Assets not quoted in active markets
Debt securities	561	14
Equity securities	811	457
Other	421	318
Total assets	3,095	2,137

Assumptions used to calculate the defined-benefit obligations [Text block]	Philips Group Assumptions used for defined-benefit obligations in % 2016 - 2017
	2016	2017
Discount rate	3.8%	2.8%
Inflation rate	2.6%	2.1%
Salary increase	3.3%	2.4%

Sensitivity of key assumptions [Text block]
Philips Group
Sensitivity of key assumptions
in millions of EUR
2017
Defined benefit obligation

Increase
Discount rate (1% movement)	(323)
Inflation rate (1% movement)	85
Salary increase (1% movement)	20
Longevity (see explanation)	72
Decrease
Discount rate (1% movement)	394
Inflation rate (1% movement)	(86)
Salary increase (1% movement)	(19)
Philips Group
Sensitivity of key assumptions
in millions of EUR
2016
Defined benefit obligation

Increase
Discount rate (1% movement)	(544)
Inflation rate (1% movement)	139
Salary increase (1% movement)	27
Longevity (see explanation)	143
Decrease
Discount rate (1% movement)	645
Inflation rate (1% movement)	(126)
Salary increase (1% movement)	(23)